SHARE-BASED PAYMENTS, Number of Shares and Weighted Average Exercise Prices of Share Awards (Details) $ / shares in Units, $ in Thousands			4 Months Ended	12 Months Ended
		Apr. 13, 2023 shares	Apr. 30, 2023 shares $ / shares	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2021 shares $ / shares
Number of options [Abstract]
Beginning balance (in shares) | shares			10,398,000	11,744,000	10,398,000	9,419,000
Granted (in shares) | shares				4,443,000	1,658,000	1,198,000
Exercised (in shares) | shares	[1]			(1,840,000)	(118,000)
Forfeited (in shares) | shares				(481,000)	(194,000)	(219,000)
Ending balance (in shares) | shares				13,866,000	11,744,000	10,398,000	9,419,000
Vested and exercisable (in shares) | shares				6,141,000
Average exercise price per share option [Abstract]
Beginning balance (in dollars per share)			$ 3.5	$ 3.65	$ 3.5	$ 3.5
Granted (in dollars per share)				5.6	4.58	3.5
Exercised (in dollars per share)	[1]			2.81	3.5
Forfeited (in dollars per share)				4.37	3.68	3.5
Ending balance (in dollars per share)				4.36	3.65	3.5	$ 3.5
Vested and exercisable (in dollars per share)				3.62
Average fair value per share option [Abstract]
Beginning balance (in dollars per share)			$ 25.27	23.04	25.27	26.16
Granted (in dollars per share)				5.66	8.15	18.34
Exercised (in dollars per share)	[1]			17.45	19.23
Forfeited (in dollars per share)				17.3	17.96	25.68
Ending balance (in dollars per share)				18.41	$ 23.04	$ 25.27	$ 26.16
Vested and exercisable (in dollars per share)				$ 23
Proceeds from exercise of options | $				$ 554,214	$ 0	$ 0
Weighted average remaining contractual life				7 years 10 months 13 days	8 years 3 months 14 days
2021 Plan [Member]
Number of options [Abstract]
Granted (in shares) | shares			46,805,600			139,690,400	1,097,852,000
Average exercise price per share option [Abstract]
Granted (in dollars per share)			$ 0.03			$ 0.03	$ 0.03
2023 Plan [Member]
Number of options [Abstract]
Granted (in shares) | shares		1,256,122		4,443,271
Average fair value per share option [Abstract]
Proceeds from exercise of options | $				$ 5,200	$ 400

[1]	The total proceeds received from the exercised shares under the 2023 plan during the years ended December 31, 2024 and 2023 was approximately US$5.2 million and US$0.4 million, respectively.